Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VS. PERFORMANCE
In
August
2022, the SEC amended its rules relating to Section 14(i) of the Securities Exchange Act of 1934, including Section 953(a) of the
D
odd-Fran
k
Wall Street Reform and Consumer Protection Act, which requires us to disclose information that compares our NEOs’ compensation to our company performance. The table below sets forth our pay versus performance disclosure, in accordance with SEC Item 402(v) of Regulation S-K.
Pay vs. Performance Table

Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (h) (in millions)	Adjusted EPS (i)
					Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)

2022	$16,611,190	$5,409,783	$4,775,035	$2,516,311	101.84	127.15	$755.2	$3.15

2021	$16,598,719	$20,783,335	$6,672,447	$7,428,269	120.39	134.52	$608.4	$2.75

2020	$13,624,063	$22,518,383	$3,426,630	$5,304,179	111.33	111.06	$1,613.3	$2.09

(a)	This statement includes three years (2020, 2021, and 2022) rather than five because this is a transition year for a new regulation.
(b)	The principal executive officer (“PEO”) is Mr. Lico for all years presented.
(c)
Compensation actually paid is adjusted from summary compensation table total compensation for changes in fair value of outstanding equity-based awards. See additional detail below. Consistent with the methodology used to calculate the fair value of our equity-based awards generally, (1) the fair value of RSUs was calculated using the closing price of our common stock on the relevant date, adjusted to the extent applicable for the impact of RSUs not having dividend rights prior to vesting, (2) the fair value of restricted stock awards was calculated using the closing price of our common stock on the relevant date, (3) the fair value of PSUs dependent on rTSR was calculated using a Monte Carlo pricing model, (4) the fair value of PSUs dependent on core revenue growth was based on estimation of performance at the time of valuation and (5) the fair value of stock options was calculated using a Black-Scholes Merton option pricing model. Assumptions made in valuing such outstanding equity-based awards included the following: (x) for PSUs dependent on rTSR, the risk-free interest rate ranged from 0.10% to 4.67% and peer group volatility ranged from 23.76% to 48.86%; and (y) for stock options, the risk-free interest rate ranged from 0.22% to 4.09%, volatility ranged from 19.67% to 31.97%, dividend yield ranged from 0.37% to 0.45% and expected life of 3.75 to 7.65 years.

(d)
Includes Mr. McLaughlin for 2020, 2021, and 2022; Ms. Walker for 2020 and 2022; Ms. Barbara Hulit for 2020 and 2021; Mr. William Pringle for 2020; Mr. Edward R. Simmons for 2021; Soroye for 2021 and 2022; and Mr. Murphy for 2022.

(e)	Average of (d) adjusted for same items as PEO in (c).
(f)
Assumes $100 invested on market close on December 31, 2019 through end of the fiscal year for which Total Shareholder Return (“TSR”) is being calculated. TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(g)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is S&P 500 Industrial.

(h)	Net income is calculated pursuant to U.S. GAAP.
(i)	We have identified Adjusted EPS, a non-GAAP measure, as our company-selected measure. See Appendix A for non-GAAP reconciliation.
To calculate compensation actually paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
PEO SCT Total to CAP Reconciliation

Year	Summary Compensation Table Total for PEO	Less: Fair Value of Equity Awards at Grant Date	Add: Fair Value of Equity Awards at End of the Applicable Year	Add: Change in Fair Value of Prior Year Equity Awards Vested in the Applicable Year	Add: Year over Year Change in Fair Value of Prior Year Equity Awards Remaining Unvested in the Applicable Year	Compensation Actually Paid to PEO

2022	$16,611,190	$(11,373,811)	$13,066,596	$(2,823,268)	$(10,070,924)	$5,409,783

2021	$16,598,719	$(11,757,235)	$15,481,321	$(722,306)	$1,182,835	$20,783,335

2020	$13,624,063	$(9,624,907)	$12,706,466	$(1,202,199)	$7,014,960	$22,518,383

84

Average Non-PEO NEOs SCT Total to CAP Reconciliation

Year	Applicable Other NEOs	Average Summary Compensation Table Total for Other NEOs	Less: Average Fair Value of Equity Awards at Grant Date	Add: Average Fair Value of Equity Awards at End of the Applicable Year	Add: Average Change in Fair Value of Equity Awards Vested in the Applicable Year	Add: Average Year over Year Change in Fair Value of Equity Awards Remaining Unvested in the Applicable Year	Average Compensation Actually Paid to Non-PEO Named Executive Officers

2022	Charles McLaughlin, Stacey Walker, Patrick Murphy, Olumide Soroye	$4,775,035	$(2,831,806)	$3,253,262	$(396,598)	$(2,283,582)	$2,516,311

2021	Charles McLaughlin, Barbara Hulit, Edward R. Simmons, Olumide Soroye	$6,672,447	$(5,001,699)	$5,702,547	$(100,290)	$155,265	$7,428,269

2020	Charles McLaughlin, Barbara Hulit, William Pringle, Stacey Walker	$3,426,630	$(1,968,187)	$2,599,566	$(127,178)	$1,373,347	$5,304,179

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]	Includes Mr. McLaughlin for 2020, 2021, and 2022; Ms. Walker for 2020 and 2022; Ms. Barbara Hulit for 2020 and 2021; Mr. William Pringle for 2020; Mr. Edward R. Simmons for 2021; Soroye for 2021 and 2022; and Mr. Murphy for 2022.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is S&P 500 Industrial.
PEO Total Compensation Amount	$ 16,611,190	$ 16,598,719	$ 13,624,063
PEO Actually Paid Compensation Amount	$ 5,409,783	20,783,335	22,518,383
Adjustment To PEO Compensation, Footnote [Text Block]
PEO SCT Total to CAP Reconciliation

Year	Summary Compensation Table Total for PEO	Less: Fair Value of Equity Awards at Grant Date	Add: Fair Value of Equity Awards at End of the Applicable Year	Add: Change in Fair Value of Prior Year Equity Awards Vested in the Applicable Year	Add: Year over Year Change in Fair Value of Prior Year Equity Awards Remaining Unvested in the Applicable Year	Compensation Actually Paid to PEO

2022	$16,611,190	$(11,373,811)	$13,066,596	$(2,823,268)	$(10,070,924)	$5,409,783

2021	$16,598,719	$(11,757,235)	$15,481,321	$(722,306)	$1,182,835	$20,783,335

2020	$13,624,063	$(9,624,907)	$12,706,466	$(1,202,199)	$7,014,960	$22,518,383

Non-PEO NEO Average Total Compensation Amount	$ 4,775,035	6,672,447	3,426,630
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,516,311	7,428,269	5,304,179
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average Non-PEO NEOs SCT Total to CAP Reconciliation

Year	Applicable Other NEOs	Average Summary Compensation Table Total for Other NEOs	Less: Average Fair Value of Equity Awards at Grant Date	Add: Average Fair Value of Equity Awards at End of the Applicable Year	Add: Average Change in Fair Value of Equity Awards Vested in the Applicable Year	Add: Average Year over Year Change in Fair Value of Equity Awards Remaining Unvested in the Applicable Year	Average Compensation Actually Paid to Non-PEO Named Executive Officers

2022	Charles McLaughlin, Stacey Walker, Patrick Murphy, Olumide Soroye	$4,775,035	$(2,831,806)	$3,253,262	$(396,598)	$(2,283,582)	$2,516,311

2021	Charles McLaughlin, Barbara Hulit, Edward R. Simmons, Olumide Soroye	$6,672,447	$(5,001,699)	$5,702,547	$(100,290)	$155,265	$7,428,269

2020	Charles McLaughlin, Barbara Hulit, William Pringle, Stacey Walker	$3,426,630	$(1,968,187)	$2,599,566	$(127,178)	$1,373,347	$5,304,179

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP v. Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]	CAP v. Net Income (GAAP)
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP v. Adjusted EPS (1)
Total Shareholder Return Vs Peer Group [Text Block]	CAP v. Total Shareholder Return
Tabular List [Table Text Block]
List of Most Important Performance Measures
The four performance measures listed below represent the most important metrics we used to determine executive compensation for 2022 as further described in our Compensation Discussion and Analysis.

Performance Measure

Adjusted EBITDA Margin (1)

Adjusted EPS (2)

Core Revenue Growth Rate (2)

Free Cash Flow Conversion Ratio (2)

(1)	“Adjusted EBITDA Margin” means the ratio of adjusted EBITDA to Net Revenue. “Adjusted EBITDA” means our adjusted earnings before net interest, income taxes, depreciation and amortization.
(2)	“Adjusted EPS,” “Core Revenue Growth” and “Free Cash Flow” are non-GAAP measures. See Appendix A for non-GAAP reconciliation.

Total Shareholder Return Amount	$ 101.84	120.39	111.33
Peer Group Total Shareholder Return Amount	127.15	134.52	111.06
Net Income (Loss)	$ 755,200,000	$ 608,400,000	$ 1,613,300,000
Company Selected Measure Amount	3.15	2.75	2.09
PEO Name	Mr. Lico
PSUs Risk Free Interest Rate Minimum	0.10%
PSUs Risk Free Interest Rate Maximum	4.67%
Peer Group Volatility Minimum	23.76%
Peer Group Volatility Maximum	48.86%
Stock Options Risk Free Interest Rate Minimum	0.22%
Stock Options Risk Free Interest Rate Maximum	4.09%
Stock Options Volatility Ranged Minimum	19.67%
Stock Options Volatility Ranged Maximum	31.97%
Stock Options Dividend Yield Ranged Minimum	0.37%
Stock Options Dividend Yield Ranged Maximum	0.45%
Stock Options Expected Life Minimum	3 years 9 months
Stock Options Expected Life Maximum	7 years 7 months 24 days
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Margin
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]	We have identified Adjusted EPS, a non-GAAP measure, as our company-selected measure. See Appendix A for non-GAAP reconciliation.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Core Revenue Growth Rate
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow Conversion Ratio
PEO [Member] | Fair Value Of Equity Awards At Grant Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (11,373,811)	$ (11,757,235)	$ (9,624,907)
PEO [Member] | Fair Value Of Equity Awards At End Of The Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,066,596	15,481,321	12,706,466
PEO [Member] | Change In Fair Value Of Prior Year Equity Awards Vested In The Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,823,268)	(722,306)	(1,202,199)
PEO [Member] | Year Over Year Change In Fair Value Of Prior Year Equity Awards Remaining Unvested In The Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,070,924)	1,182,835	7,014,960
Non-PEO NEO [Member] | Fair Value Of Equity Awards At Grant Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,831,806)	(5,001,699)	(1,968,187)
Non-PEO NEO [Member] | Fair Value Of Equity Awards At End Of The Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,253,262	5,702,547	2,599,566
Non-PEO NEO [Member] | Change In Fair Value Of Prior Year Equity Awards Vested In The Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(396,598)	(100,290)	(127,178)
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Prior Year Equity Awards Remaining Unvested In The Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,283,582)	$ 155,265	$ 1,373,347